Business Segment Information	12 Months Ended
Dec. 31, 2016
Business Segment Information [Abstract]
Business Segment Information

Note 20 – Business Segment Information

FHN has four business segments: regional banking, fixed income, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to consumer and commercial customers in Tennessee and other selected markets. Regional banking also provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions nationally. The fixed income segment consists of fixed income securities sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory services, and derivative sales. The corporate segment consists of unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, gains on the extinguishment of debt, derivative valuation adjustments related to prior sales of Visa Class B shares, and acquisition-related costs. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses and equity among segments which could change historical segment results. Business segment revenue, expense, asset, and equity levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, to an extent they are subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and average assets, as well as, depreciation and amortization expense and expenditures for long lived assets for each segment for the years ended December 31:

(Dollars in thousands)		2016	2015	2014
Consolidated	Net interest income	$729,084	$653,720	$627,718
	Provision for loan losses	11,000	9,000	27,000
	Noninterest income	552,441	517,325	550,044
	Noninterest expense	925,204	1,053,791	832,531
	Income/(loss) before income taxes	345,321	108,254	318,231
	Provision/(benefit) for income taxes	106,810	10,941	84,185
	Net income/(loss)	$238,511	$97,313	$234,046
	Average assets	$27,427,227	$25,635,975	$23,993,017
	Depreciation and amortization	$64,673	$60,743	$56,894
	Expenditures for long-lived assets	62,554	43,514	38,880

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03,"Simplifying the Presentation of Debt Issuance Costs." See Note 1-Summary of Significant Accounting Policies for additional information.

(Dollars in thousands)		2016	2015	2014
Regional Banking	Net interest income	$741,863	$655,164	$602,204
	Provision for loan losses	38,886	34,545	29,187
	Noninterest income	249,003	251,586	254,667
	Noninterest expense	615,530	562,572	537,129
	Income/(loss) before income taxes	336,450	309,633	290,555
	Provision/(benefit) for income taxes	120,360	110,589	103,503
	Net income/(loss)	$216,090	$199,044	$187,052
	Average assets	$17,143,540	$14,932,077	$13,269,663
	Depreciation and amortization	$39,243	$37,993	$35,583
	Expenditures for long-lived assets	51,354	37,367	30,617

Fixed Income	Net interest income	$10,766	$15,517	$12,664
	Noninterest income	269,339	231,314	202,726
	Noninterest expense	229,863	220,441	147,030
	Income/(loss) before income taxes	50,242	26,390	68,360
	Provision/(benefit) for income taxes	17,959	8,885	25,661
	Net income/(loss)	$32,283	$17,505	$42,699
	Average assets	$2,365,640	$2,370,334	$2,070,401
	Depreciation and amortization	$5,977	$6,108	$6,422
	Expenditures for long-lived assets	2,099	1,706	1,358

Corporate	Net interest income/(expense)	$(65,912)	$(71,688)	$(53,970)
	Noninterest income	20,436	23,331	26,969
	Noninterest expense	58,914	57,943	62,330
	Income/(loss) before income taxes	(104,390)	(106,300)	(89,331)
	Provision/(benefit) for income taxes	(55,924)	(80,276)	(63,810)
	Net income/(loss)	$(48,466)	$(26,024)	$(25,521)
	Average assets	$6,030,123	$6,000,978	$5,586,935
	Depreciation and amortization	$18,989	$16,054	$13,093
	Expenditures for long-lived assets	8,946	3,971	6,348

Non-Strategic	Net interest income	$42,367	$54,727	$66,820
	Provision/(provision credit) for loan losses	(27,886)	(25,545)	(2,187)
	Noninterest income	13,663	11,094	65,682
	Noninterest expense	20,897	212,835	86,042
	Income/(loss) before income taxes	63,019	(121,469)	48,647
	Provision/(benefit) for income taxes	24,415	(28,257)	18,831
	Net income/(loss)	$38,604	$(93,212)	$29,816
	Average assets	$1,887,924	$2,332,586	$3,066,018
	Depreciation and amortization	$464	$588	$1,796
	Expenditures for long-lived assets	155	470	557

Certain previously reported amounts have been reclassified to agree with current presentation.